Prepaid expenses, deposits and other assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses Deposits And Other Assets [Abstract]
5. Prepaid expenses, deposits and other assets
5.	Prepaid expenses, deposits and other assets

	2020	2019
Prepaid expenses	1,546	1,150
Deposits and other receivables	1,448	2,098
	2,994	3,248